Supplemental Information with Respect to Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cash flow statement [text block] [Abstract]
Interest amount paid	$ 772,300	$ 872,505	$ 615,151
Income tax	$ 0	$ 0	$ 0
Description of convertible debenture	(a) Recognized $910,055 in right of use assets and $833,766 in lease liabilities. (b) Issued $560,000 in share capital which was accrued in the prior year for services. (c) Issued $36,050 in share capital in settlement of debt.	(a) Reclassified $40,980 from convertible debenture to share capital as the result of a conversion of $57,692 of debentures into 1,149 shares. (b) Recognized $912,916 of accretion of the convertible debentures, classified $56,471 of long-term debt, $127,776 of lease obligations and $6,160,769 of convertible debentures all as current liabilities. (c) Issued shares with a value of $710,970 and accrued shares to be issued of $560,000 in exchange for services. (d) Recognized $306,085 in right of use assets and lease liabilities.	(a) Reclassified $98,068 from reserves to share capital as the fair value of agents’ options exercised during the period. (b) Reclassified $12,757 from reserves to share capital as the fair value of agents’ options that expired in the period. (c) Recognized $331,430 of accretion of the convertible debentures and classified $44,547 of long-term debt as current.